SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment Useful Lives (Details)	12 Months Ended
Dec. 31, 2022
Demo trucks
Property, Plant and Equipment [Line Items]
Useful life	4 years
Vehicles
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful life	7 years
Minimum | Computers
Property, Plant and Equipment [Line Items]
Useful life	1 year
Minimum | Software
Property, Plant and Equipment [Line Items]
Useful life	1 year
Minimum | Buildings
Property, Plant and Equipment [Line Items]
Useful life	30 years
Maximum | Computers
Property, Plant and Equipment [Line Items]
Useful life	3 years
Maximum | Software
Property, Plant and Equipment [Line Items]
Useful life	5 years
Maximum | Buildings
Property, Plant and Equipment [Line Items]
Useful life	40 years